Premier VIT

Supplement dated November 1, 2006

to the

Prospectus dated May 1, 2006

Effective November 1, 2006, Louise Goldstein and Colin Glinsman are no longer the portfolio managers for the OpCap Renaissance Portfolio (the “Renaissance Portfolio”).  David Philips, Nicholas Frelinghuysen and Bradley Holmes have primary responsibility for managing the Renaissance Portfolio.  In addition, Colin Glinsman, the Managing Director and Chief Investment Officer of Oppenheimer Capital LLC (“Oppenheimer Capital”), is responsible for overseeing the Renaissance Portfolio’s portfolio management team.  Mr. Glinsman has 22 years of investment experience, including 16 years at Oppenheimer Capital.

The disclosure in the Prospectus under “Fund Management” is modified accordingly, as set forth below:

David Philips, Managing Director and Director of Research of Oppenheimer Capital. Mr. Philips joined Oppenheimer Capital in 1996 and is the lead portfolio manager of the Renaissance Portfolio since November 2006.  He has 10 years of experience as a research analyst.  Mr. Philips is a member of the firm’s Portfolio Construction Team, a committee of senior large-cap portfolio managers, and is a large-cap specialist on the All Cap Equity portfolio management team.

Nicholas Frelinghuysen, Senior Vice President of Oppenheimer Capital and is the co-portfolio manager of the Renaissance Portfolio since November 2006.  Mr. Frelinghuysen joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid specialist on the All Cap Equity portfolio management team.  He has 12 years of experience as a research analyst.

Bradley Holmes, Senior Vice President of Oppenheimer Capital and is the co-portfolio manager of the Renaissance Portfolio since November 2006.  Mr. Holmes joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team.  He has 13 years of experience as a research analyst.

Colin Glinsman, Chief Investment Officer and Managing Director of Oppenheimer Capital, is the portfolio manager of the Balanced Portfolio and the domestic portion of the Global Equity Portfolio.  He joined Oppenheimer Capital in 1989 as a securities analyst.  Mr. Glinsman has a BA from Yale University and an MS from New York University.

Louis Goldstein has been the lead portfolio manager of the Mid Cap Portfolio since its inception.  Mr. Goldstein, a Managing Director of Oppenheimer Capital, joined Oppenheimer Capital in 1991 and has over 20 years of investment experience. He earned a BS Summa Cum Laude and an MBA in Finance with honors from the University of Pennsylvania’s Wharton School of Business.

Premier VIT

OpCap Renaissance Portfolio

Supplement dated November 1, 2006

to the

Prospectus dated May 1, 2006

Effective November 1, 2006, Louise Goldstein and Colin Glinsman are no longer the portfolio managers for the OpCap Renaissance Portfolio (the “Renaissance Portfolio”).  David Philips, Nicholas Frelinghuysen and Bradley Holmes have primary responsibility for managing the Renaissance Portfolio.  In addition, Colin Glinsman, the Managing Director and Chief Investment Officer of Oppenheimer Capital LLC (“Oppenheimer Capital”), is responsible for overseeing the Renaissance Portfolio’s portfolio management team.  Mr. Glinsman has 22 years of investment experience, including 16 years at Oppenheimer Capital.

The disclosure in the Prospectus under “Fund Management” is modified accordingly, as set forth below:

David Philips, Managing Director and Director of Research of Oppenheimer Capital. Mr. Philips joined Oppenheimer Capital in 1996 and is the lead portfolio manager of the Renaissance Portfolio since November 2006.  He has 10 years of experience as a research analyst.  Mr. Philips is a member of the firm’s Portfolio Construction Team, a committee of senior large-cap portfolio managers, and is a large-cap specialist on the All Cap Equity portfolio management team.

Nicholas Frelinghuysen, Senior Vice President of Oppenheimer Capital and is the co-portfolio manager of the Renaissance Portfolio since November 2006.  Mr. Frelinghuysen joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid specialist on the All Cap Equity portfolio management team.  He has 12 years of experience as a research analyst.

Bradley Holmes, Senior Vice President of Oppenheimer Capital and is the co-portfolio manager of the Renaissance Portfolio since November 2006.  Mr. Holmes joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team.  He has 13 years of experience as a research analyst.

Premier VIT

Supplement dated November 1, 2006

to the

Statement of Additional Information dated May 1, 2006

The subsection of the Statement of Additional Information captioned “Other Accounts Managed” in the section titled “Portfolio Managers” is amended as follows with respect to Nicholas Frelinghuysen, David Philips and Bradley Holmes, the portfolio managers of the OpCap Renaissance Portfolio as of November 1, 2006.  The information provided is as of September 30, 2006.  The advisory fee charged for managing each of these accounts is not based on performance of such accounts.

Other Accounts Managed

Oppenheimer Capital

Account Type	David Philips
	#	AUM($MM)
Other Investment Companies	1	521.4
Other pooled investment vehicles	1	365.4
Other accounts	1	4.2

Account Type	Nicholas Frelinghuysen
	#	AUM($MM)
Other Investment Companies	1	51
Other pooled investment vehicles	0	0
Other accounts	1	3.6

Account Type	Bradley Holmes
	#	AUM($MM)
Other Investment Companies	0	0
Other pooled investment vehicles	1	33.7
Other accounts	1	3.6